Provisions (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions
Pension liabilities	kr 83	kr 80	kr 40	kr 38
Long term employee benefit	6	3
Off balance, expected credit losses	4	2
Total	kr 93	kr 85